Survey Expenses	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
17. Survey Expenses

Survey Expenses include the following:

	2017	2016	2015
Aircraft Operations
Charter Hire Revenue Earned	(470,982)	(564,505)	-
Lease payments	304,410	-	-
Operating Expenses	1,084,432	1,185,359	-
	917,860	620,854	-
Survey Projects	371,569	536,331	5,095,691

	1,289,429	1,157,185	5,095,691